Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	HYCROFT MINING HOLDING CORP
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001718405
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1